Retirement Plans	12 Months Ended
Dec. 31, 2019
Retirement Plans
Retirement Plans

(15)        Retirement Plans

At December 31, 2019 and 2018, the Company has a single consolidated retirement plan (the AdaptHealth Plan) which includes its subsidiaries’ 401(k) plans with one exception: the Royal Homestar 401(k) plan is administered by a noncontrolling interest. The AdaptHealth Plan allows employees to contribute up to the annual limitation imposed by the Internal Revenue Code. The Company, at its discretion, may make matching and profit-sharing contributions to the AdaptHealth Plan. The Company recorded no matching or profit-sharing expense related to the AdaptHealth Plan for the years ended December 31, 2019 and 2018. The Company recorded an immaterial amount of matching or profit-sharing expense for the Royal Homestar 401(k) plan during the years ended December 31, 2019 and 2018.